Earnings per Unit and Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Year Ended December 31,
(U.S. Dollars in thousands, except per unit data)	2020	2019	2018
Net income	$65,225	$58,957	$82,165
Less: Series A Preferred unitholders’ interest in net income	7,200	7,200	7,200
Net income attributable to the unitholders of KNOT Offshore Partners LP	58,025	51,757	74,965
Less: Distributions (2)	72,136	72,136	72,136
Under (over) distributed earnings	(14,111)	(20,379)	2,829
Under (over) distributed earnings attributable to:
Common unitholders (3)	(13,851)	(20,003)	2,777
General Partner	(261)	(376)	52
Weighted average units outstanding (basic) (in thousands):
Common unitholders	32,694	32,694	32,694
General Partner	615	615	615
Weighted average units outstanding (diluted) (in thousands):
Common unitholders (4)	32,694	32,694	36,370
General Partner	615	615	615
Earnings per unit (basic)
Common unitholders	$1.74	$1.55	$2.25
General Partner	1.74	1.55	2.25
Earnings per unit (diluted):
Common unitholders (4)	$1.74	$1.55	$2.22
General Partner	1.74	1.55	2.25
Cash distributions declared and paid in the period per unit (5)	$2.08	$2.08	$2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	$0.52	$0.52	$0.52
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the years ended December 31, 2020, 2019 and 2018 of $2.8 million, respectively.
(3)	This includes the net income attributable to the IDR holder. The net income attributable to IDRs for the years ended December 31, 2020, 2019 and 2018 was $2.8 million, respectively.
(4)	Diluted weighted average units outstanding for the year ended December 31, 2020 excludes 3.8 million potential common shares relating to the convertible preferred units since the assumed issuance had an anti-dilutive effect on the calculation of diluted earnings per unit.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to December 31, 2020.